Debt Schedule of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total debt, net of unamortized debt discount	$ 136,610	$ 97,280
Less current maturities	(29,100)	(3,250)
Long-term debt, net of current maturities and unamortized discount	107,510	94,030
Tranche b [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	87,360	19,480
ABL Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	0	51,800	[1]
HIE Retail Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	22,750	26,000	[1]
Retail Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		26,000
Texadian Uncommitted Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	26,500	0
Tranche B Loan [Member]
Debt Instrument [Line Items]
Long-term Line of Credit		$ 19,480

[1]	Fair value approximates carrying value due to the floating rate interest.